Other Operating Income	12 Months Ended
Dec. 31, 2023
Disclosure of Other Operating Income [abstract]
Other Operating Income

NOTE 34. OTHER OPERATING INCOME
The account breaks down as follows as of the indicated dates:

	12.31.23	12.31.22	12.31.21
Other Adjustments and Interest on sundry Credits	428,634,401	233,106,874	86,577,714
Rental of Safety Deposit Boxes	24,720,538	25,143,631	24,795,673
Other Financial Income	22,715,594	6,899,479	5,729,318
Other Income from Services	145,723,863	110,707,327	76,170,864
Reversed allowances	51,320,766	407,710	12,358,389
Others	96,442,265	86,934,893	107,696,609
Total	769,557,427	463,199,914	313,328,567